Condensed consolidated statement of cash flows (unaudited) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Condensed consolidated statement of cash flows (unaudited)
Net profit		€ 349	€ 464	[1]
Taxation		153	122
Net monetary (gain)/loss arising from hyperinflationary economies		13	(27)
Net finance costs		72	10
Operating profit		587	569
Adjustments for
- Depreciation, amortisation and impairment (direct and allocated)	[2]	164	187
- Non-cash charge for share-based compensation		18	19
- Elimination of losses on disposals		5	8
Changes in working capital:		(131)	(304)
- Inventories		(137)	(198)
- Trade and other receivables		(1,155)	(956)
- Trade payables and other liabilities		1,161	850
Pensions and similar obligations less payments		(5)	(16)
Provisions less payments		(13)	(64)
Other adjustments		(2)	(1)
Cash flow from operating activities		623	398
Income tax paid		(84)	(122)
Net cash flow from operating activities		539	276
Interest received	[3]	7	3
Purchase of property, plant and equipment		(182)	(150)
Disposal of property, plant and equipment		1	17
Acquisition of businesses, net of cash		(445)
Disposal of other non-current investments			1
Net cash flow used in investing activities		(619)	(129)
Dividends paid to Unilever			(10)
Interest paid	[3]	(92)	(8)
Net change in short-term borrowings		249
Proceeds from loans and borrowings		840	6
Repayment of loans and borrowings		(747)
Lease payments		(34)	(30)
Purchase of shares for employee share plans		(8)
Other transactions with Unilever and owners of non-controlling interests	[3]		(122)
Net cash flow from / (used in) financing activities		208	(164)
Net increase / (decrease) in cash and cash equivalents		128	(17)
Cash and cash equivalents at the beginning of the period		436	67
Effect of foreign exchange rate changes		10	(5)
Cash and cash equivalents at the end of the period	[4]	€ 574	€ 45

[1]	In H1 2025, Profit for the period is presented within Invested Capital.
[2]	In H1 2025, depreciation, amortisation and impairment (direct and allocated) reflects amortisation and depreciation charges relating to intangible assets, property, plant and equipment, and leased assets and liabilities included in the condensed consolidated balance sheet and an allocation of amortisation and depreciation charges for those software and land and buildings used by the Ice Cream Business but which were not transferred to the Group. In H1 2026, these depreciation and amortisation costs are included within the TSA charge from Unilever, reflecting the Group’s continued use of those assets during the Transitional Period.
[3]	In H1 2025, Unilever used a centralised approach to cash management and financing its operations, transactions between Unilever and the Ice Cream Business were accounted for through Invested Capital. Accordingly, none of the cash, cash equivalents, debtor related interest income and expense at the corporate level were assigned to the Ice Cream Business. Cash that was held in newly incorporated holding companies for the sole purpose of the restructuring prior to demerger has also been excluded. Only cash, debt and related interest held by entities that only contain Ice Cream related trading activities was assigned in H1 2025. The other transactions with Unilever and non-controlling interests reflected the fact that the Ice Cream Business did not retain cash generated from operating activities and represented the cash outflow associated with repatriating such cash to Unilever, net of any movements in working capital, financing and investing activities. This balance represents Group transactions and cash pooling activities between Unilever and the combined Ice Cream Business.
[4]	Cash and cash equivalent at the end of the period in the statement of cash flow includes bank overdrafts of €3 million (H1 2025: €4 million), excluding those the cash and cash equivalents at H1 2026 is €577 million ( H1 2025: €49 million).